Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations - Summary of Assets and Liabilities Related to Operations (Detail) - USD ($)
$ in Thousands
	Dec. 26, 2019	Dec. 31, 2020	Dec. 31, 2019
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Percentage of agreed purchase price	82.00%
NON-CURRENT ASSETS
Property, plant and equipment		$ 8,354,672	$ 8,763,438
TOTAL NON-CURRENT ASSETS		20,754,302	23,195,130
NON-CURRENT LIABILITIES
Other non-current non-financial liabilities		116,961	111,268
TOTAL NON-CURRENT LIABILITIES		$ 9,322,673	10,794,266
Assets and Liabilities Classified as Held for Distribution To Owners
NON-CURRENT ASSETS
Property, plant and equipment			11,326
TOTAL NON-CURRENT ASSETS			11,326
NON-CURRENT LIABILITIES
Other non-current non-financial liabilities			3,791
TOTAL NON-CURRENT LIABILITIES			$ 3,791